Organization and Operations	12 Months Ended
Dec. 31, 2011
Organization and Operations

Note 1 – Organization and Operations

Organization

3DIcon Corporation (the "Company") was incorporated on August 11, 1995, under the laws of the State of Oklahoma as First Keating Corporation. The articles of incorporation were amended August 1, 2003 to change the name to 3DIcon Corporation. The initial focus of First Keating Corporation was to market and distribute books written by its founder, Martin Keating. During 2001, First Keating Corporation began to focus on the development of 360-degree holographic technology. The effective date of this transition is January 1, 2001, and the financial information presented is from that date through the current period. The Company has accounted for this transition as reorganization and accordingly, restated its capital accounts as of January 1, 2001. From January 1, 2001, the Company's primary activity has been the raising of capital in order to pursue its goal of becoming a significant participant in the development, commercialization and marketing of next generation 3D display technologies.

The mission of the company is to develop (or acquire), commercialize, and market next generation 3D display technologies including auto-stereoscopic (glasses-free) volumetric 360-degree full-color 3D displays and possibly auto-stereoscopic (glasses-free) flat screen 3D displays. Our initial market focus is on business, industrial, and government applications of the technologies. At this time the Company owns no intellectual property in 3D displays but does own the exclusive worldwide rights to commercial and government usage of the 3D display intellectual property developed by the University of Oklahoma.

Uncertainties

The accompanying financial statements have been prepared on a going concern basis. The Company is in the development stage and has insufficient revenue and capital commitments to fund the development of its planned product and to pay operating expenses.

The Company has realized a cumulative net loss of $16,421,120 for the period from inception (January 1, 2001) to December 31, 2011, and a net loss of $2,320,469 and $1,523,737 for the years ended December 31, 2011 and 2010, respectively.

The ability of the Company to continue as a going concern during the next year depends on the successful completion of the Company's capital raising efforts to fund the development of its planned technologies.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management plans to fund the future operations of the Company with existing cash of $17,666, grants and investor funding. Under the terms of the Golden State debentures, Golden State may advance an additional $378,787. The additional advance would be available if the Company filed a registration statement; however, the Company does not plan to file such registration statement. In addition, pursuant to the 4.75% Convertible Debenture due on December 31, 2014, beginning in November 2007, Golden State is obligated to submit conversion notices in an amount such that Golden State receives 1% of the outstanding shares of the Company every calendar quarter for a period of one year. In connection with each conversion, Golden State is expected to exercise warrants equal to 10 times the amount of principal converted. The warrants are exercisable at $10.90 per share. The number of warrants exercisable is subject to certain beneficial ownership limitations contained in the 4.75% Debenture and the warrants ("the Beneficial Ownership Limitations"). The Beneficial Ownership Limitations prevent Golden State from converting on the 4.75% Debenture or exercising warrants if such conversion or exercise would cause Golden State's holdings to exceed 9.99% of the Company's issued and outstanding common stock. Subject to the Beneficial Ownership Limitations, Golden State is required to convert $3,000 of the 4.75% Convertible Debenture and exercise 30,000 warrants per month. Based upon our current stock price, our issued and outstanding shares as of December 31, 2011 and ignoring the impact of the Beneficial Ownership Limitations, the Company may receive up to $981,000 in funding from Golden State as a result of warrant exercises during the year ended December 31, 2012.

The Company was approved for a matching grant from Oklahoma Center for the Advancement of Science and Technology (“OCAST”) on November 19, 2008 in the amount of approximately $300,000.  There remains $82,176 of grant funds to be provided through the end of the grant period, February 28, 2012.  (see Note 5 and Note 14)

Additionally, the Company is continuing to pursue financing through private offering of debt or common stock.